Property, Plant and Equipment, Net (Tables)	9 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Summary of Property Plant and Equipment, Net

As at,	December 31, 2024	March 31, 2024

The carrying amount of:

Freehold land	$7.1	$6.7

Buildings	53.6	52.4

Machinery and equipment	765.2	697.6

Computer hardware	5.8	4.0

Right-of-use assets	6.4	6.2

Property under construction	824.6	638.3

	$1,662.7	$1,405.2

Summary of Changes in Cost of Property Plant and Equipment
The following table presents the changes to the cost of the Company’s property, plant and equipment for the nine month period ended December 31, 2024 and year ended March 31, 2024:

Cost	Freehold Land	Buildings	Machinery & Equipment	Computer Hardware	Right-of- use assets	Property under construc- tion	Total

Balance at March 31, 2023	$6.6	$73.1	$1,102.8	$3.0	$4.3	$338.5	$1,528.3

Additions	-	-	3.3	-	-	436.6	439.9

Transfers	0.1	17.9	115.1	2.6	3.3	(139.0)	-

Disposals	-	(0.1)	(41.7)	-	-	(0.2)	(42.0)

Foreign exchange	-	0.1	1.5	-	0.1	2.4	4.1

Balance at March 31, 2024	$6.7	$91.0	$1,181.0	$5.6	$7.7	$638.3	$1,930.3

Additions	-	-	11.5	-	-	258.9	270.4

Transfers	-	1.3	111.9	2.2	0.4	(115.7)	0.1

Disposals	-	(0.1)	(7.4)	-	-	(1.6)	(9.1)

Foreign exchange	0.4	5.8	79.6	0.4	0.5	44.7	131.4

Balance at December 31, 2024	$7.1	$98.0	$1,376.6	$8.2	$8.6	$824.6	$2,323.1

Summary of Changes to Accumulated Depreciation of Property Plant and Equipment
The following table presents the changes to accumulated depreciation on the Company’s property, plant and equipment for the nine month period ended December 31, 2024 and year ended March 31, 2024:

Accumulated Depreciation:	Freehold Land	Buildings	Machinery & Equipment	Computer Hardware	Right-of- use assets	Property under construc- tion	Total

Balance at March 31, 2023	$-	$33.9	$411.1	$1.1	$0.9	$-	$447.0

Depreciation expense	-	4.8	112.9	0.5	0.6	-	118.8

Disposals	-	(0.1)	(41.6)	-	-	-	(41.7)

Foreign exchange	-	-	1.0	-	-	-	1.0

Balance at March 31, 2024	$-	$38.6	$483.4	$1.6	$1.5	$-	$525.1

Depreciation expense	-	3.3	100.7	0.7	0.6	-	105.3

Disposals	-	(0.1)	(7.2)	-	-	-	(7.3)

Foreign exchange	-	2.6	34.5	0.1	0.1	-	37.3

Balance at December 31, 2024	$-	$44.4	$611.4	$2.4	$2.2	$-	$660.4